Investments in Related Parties and Other	6 Months Ended
Jun. 30, 2024
Transactions/Investments with Related Parties and Other [Abstract]
Investments in Related Parties and Other

5.

Investments in related parties and other
a)

OceanPal Inc., or

OceanPal:

As of June

30, 2024 and

December 31, 2023,

the Company is

the
holder

of
500,000

Series

B

Preferred

Shares

and
207

Series

C

Convertible

Preferred

Shares

of
OceanPal and 3,649,474

common shares, being
49
% of OceanPal’s common stock.

Series

B

preferred

shares

entitle

the

holder

to
2,000

votes

on

all

matters

submitted

to

vote

of

the
stockholders of the

Company,

provided however,

that the total

number of votes

shall not exceed
34 % of
the

total

number

of

votes,

provided

further,

that

the

total

number

of

votes

entitled

to

vote,

including
common stock or any

other voting security,

would not exceed
49
% of the total

number of votes. Series B
Preferred Shares have no dividend or distribution rights.
Series

C

preferred

shares

do

not

have

voting

rights

unless

related

to

amendments

of

the

Articles

of
Incorporation that adversely alter

the preference, powers or

rights of the

Series C Preferred

Shares or to
issue

Parity

Stock

or

create

or

issue

Senior

Stock.

Series

C

preferred

shares

have

a

liquidation
preference equal to

the stated value

of $
1,000

and are convertible

into common stock

at the Company’s
option commencing upon the

first anniversary of the

issue date, at a

conversion price equal to

the lesser
of

$
6.5

and

the
10
-trading

day

trailing

VWAP

of

OceanPal’s

common

shares,

subject

to

adjustments.
Dividends on

each share

of Series

C Preferred

Shares are

cumulative and

accrue at

the rate

of
8 % per
annum. Dividends are payable in cash or, at OceanPal’s election, in kind.
As

of

June

30,

2024

and

December

31,

2023,

the

Company’s

investment

in

the

common

stock

of
OceanPal

amounted

to

$
6,788

and

$
8,138
,

respectively,

being

the

fair

value

of

OceanPal’s

common
shares

on

that

date,

determined

through

Level

1

inputs

of

the

fair

value

hierarchy,

and

the

Company
recorded

an

unrealized

loss

on

investment

of

$
1,351
,

included

in

gain/(loss)

on

investments,

in

the
accompanying unaudited interim consolidated statements of comprehensive income/(loss).
As

of

June

30,

2024

and December

31,

2023, the

Company’s

investment in

Series

B

preferred shares
and

Series

C

preferred

shares,

amounted

to

$
180

and

$
180
,

respectively,

included

in

investments

in
related parties in the accompanying consolidated balance sheets.

For

the

six

months

ended

June

30,

2024

and

2023,

dividend

income

from

the

Series

C

and

Series

D
OceanPal preferred shares amounted to $ 8

and $
567
, respectively, included in

interest and other income
in the accompanying unaudited interim consolidated statements of comprehensive income/(loss).
b)

Investment

in

equity

securities:

During

the

first

quarter

of

2024,

the

Company

invested

an
additional amount of $ 6,561

in equity securities of an

entity listed in the NYSE which as

of December 31,
2023 had a fair value of $ 20,729
. The Company sold all securities during the first quarter resulting in loss
of

$
400

included

in

gain/(loss)

on

investments

in

the

accompanying

unaudited

interim

consolidated
statements of comprehensive income/(loss).